Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and cash equivalents
Cash on hand and cash held at bank	$ 157,020				$ 177,329				$ 170,802	$ 177,154
RMB
Cash and cash equivalents
Cash on hand and cash held at bank	87,323	¥ 613,776			81,434	¥ 585,376
US$
Cash and cash equivalents
Cash on hand and cash held at bank	65,847				89,514
SGD
Cash and cash equivalents
Cash on hand and cash held at bank	3,704		$ 4,769		5,437		$ 7,327
Hong Kong Dollar
Cash and cash equivalents
Cash on hand and cash held at bank	128			$ 992	940			$ 7,296
Others
Cash and cash equivalents
Cash on hand and cash held at bank	$ 18				$ 4